SEGMENT INFORMATION - Assets by geographic location (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Non-current assets	$ 6,132	$ 6,907
Intangible assets	5,547	5,578
Right-of-use assets	302	989
Israel
Disclosure of geographical areas [line items]
Non-current assets	6,100	6,400
Intangible assets	5,500	5,600
Right-of-use assets	$ 300	600
U.S.
Disclosure of geographical areas [line items]
Non-current assets		500
Right-of-use assets		$ 400